Ivy High Income Fund

Summary Prospectus   |   July 30, 2010

Share Class (Ticker):    Class A Shares (WHIAX), Class B Shares (WHIBX), Class C Shares (WRHIX), Class E Shares (IVHEX), Class I Shares (IVHIX), Class Y Shares (WHIYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.ivyfunds.com/prospectus. You can also get this information at no cost by calling 800.777.6472 or by sending an e-mail request to request@waddell.com. You can also get this information from your investment provider. The Fund’s prospectus and SAI dated July 30, 2010 are incorporated herein by reference.

Objectives

To provide, as its primary objective, a high level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 178 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 117 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.27%	0.39%	0.22%	0.97%	0.21%	0.23%
Total Annual Fund Operating Expenses	1.13%	2.00%	1.83%	1.83%	0.82%	1.09%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	0.47%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%	2.00%	1.83%	1.36%	0.82%	1.09%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.36%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$684	$913	$1,161	$1,871
Class B Shares	603	927	1,178	2,103
Class C Shares	186	576	990	2,148
Class E Shares	726	1,119	1,552	2,750
Class I Shares	84	262	455	1,014
Class Y Shares	111	347	601	1,329

Ivy Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$684	$913	$1,161	$1,871
Class B Shares	203	627	1,078	2,103
Class C Shares	186	576	990	2,148
Class E Shares	726	1,119	1,552	2,750
Class I Shares	84	262	455	1,014
Class Y Shares	111	347	601	1,329

Portfolio Turnover

The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Ivy High Income Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are, in the judgment of Ivy Investment Management Company (IICO), the Fund’s investment manager, consistent with the Fund’s objectives. The Fund invests primarily in lower quality debt securities, which include securities rated BBB or below by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade debt, or junk, which include securities rated BB to D- by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund may invest in fixed-income securities of any maturity and in companies of any size.

IICO may look at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of the company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs.

After IICO is comfortable with the business model of a company, it attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure believed to be most attractive, which may include secured bank loans or floating rate notes, unsecured high-yield bonds, and/or busted convertibles (a convertible security that is trading well below its conversion value).

Generally, in determining whether to sell a debt security, IICO considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, and/or a change in management’s consideration of its creditors.

IICO also may sell a security if, in IICO’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk”) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

Ivy Funds

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting its assets in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class C shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The returns shown for Class C shares for periods prior to March 24, 2000 are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 16.13% (the second quarter of 2009) and the lowest quarterly return was -15.30% (the fourth quarter of 2008). The Class C return for the year through June 30, 2010 was 3.57%.

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	10 Years (or Life of Class)
Class C
Return Before Taxes	45.29%	5.57%	5.59%
Return After Taxes on Distributions	40.43%	2.91%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	30.63%	3.59%	3.39%
Class A (began on 07-03-2000)
Return Before Taxes	37.90%	5.14%	6.44%
Class B (began on 07-18-2000)
Return Before Taxes	40.88%	5.18%	6.12%
Class E (began on 04-02-2007)
Return Before Taxes	37.65%	N/A	3.50%
Class I (began on 04-02-2007)
Return Before Taxes	46.58%	N/A	6.85%
Class Y
Return Before Taxes	46.20%	6.56%	6.51%
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	55.19%	5.98%	6.60%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	46.41%	4.36%	4.80%

Ivy Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Bryan C. Krug, Senior Vice President of IICO, has managed the Fund since February 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

IVSUM-WHIAX

Ivy Funds